Convertible Instruments Classified as Equity (Details) - Schedule of convertible equity Instrument that was recorded as in the convertible loan note reserve prior to conversion - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible equity Instrument that was recorded as in the convertible loan note reserve prior to conversion [Abstract]
Par value of Convertible loan notes issued		$ 1,850	$ 1,850
Less: Fair value of warrants issued to note holders		(545)	(545)
Exchange rate adjustment		209
Convertible gross		1,514	1,305
Accrued interest		348	52
Less: convertible loan note conversion		(2,523)
Exercise of warrants		661
Convertible net			$ 1,357